Note 13 - Stock Incentive Plan - Summary of the Status of Non-vested Shares Relating to the 2015 Stock Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Balance, Shares (in shares)	160,125
Balance, Fair value (in dollars per share)	$ 3.20
Granted, Shares (in shares)			183,000
Granted, Fair value (in dollars per share)			$ 10.90
Vested, Shares (in shares)	(22,875)		(22,875)
Vested, Fair value (in dollars per share)	$ 1.69		$ 10.30
Balance, Shares (in shares)	137,250		160,125
Balance, Fair value (in dollars per share)	$ 2.25	[1]	$ 3.20

[1]	As of December 31, 2016, the total unrecognized compensation cost related to non - vested share awards would be $309, over a period of 5.5 years, assuming that all future share vestings under the 2015 plan would be effected at the Company's closing stock price on December 31, 2016, i.e. at $2.25 per share, here used as an estimate of the Company's future stock price on the respective future vesting dates.